Accounts Receivable (Tables)	6 Months Ended
Nov. 30, 2025
DiamiR Biosciences Corp. [Member]
Accounts Receivable (Tables) [Line Items]
Schedule of Accounts Receivable	Accounts receivable consists of the following:
	February 28, 2026	May 31, 2025
Management services revenue from Aptorum	$107,400	$—
Total	$107,400	$—